SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2018
SUBSEQUENT EVENTS
Summary of fair values of the identifiable assets and liabilities acquired at acquisition date

Total
Assets
Cash and cash equivalents	5
Trade receivables	121
Property and equipment (Note 9)	1,107
Other assets	113
Liabilities
Current liabilities	(129)
Non-current liabilities	(378)
Other liabilities	(104)
Fair value of identifiable net assets acquired	735
Fair value of non-controlling interest	(37)
Provisional goodwill	415
Fair value consideration transferred	1,113